Related Parties	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related Parties

14. Related Parties

Notes Payable, Related Party

On March 11, 2020, the Company received an advance of $300,000 in terms of a Promissory Note (“PN”) entered into with Forte Fixtures and Millwork, Inc., a Company controlled by the brother of our Executive Chairman. The PN bears no interest and is repayable on demand.

The movement on notes payable, Related Party, consists of the following:

	March 31, 2021	December 31, 2020
Principal Outstanding
Additions	$—	$300,000
Repayment	—	(200,000)
Applied to warrant exercise	—	(100,000)
	—	—
Accrued Interest
Opening balance	—	—
Interest expense	—	22,521
Repayment	—	(14,465)
Applied to warrant exercise	—	(8,056)
	—	—
Promissory Notes Payable – Related Party	$—	$—

Convertible notes acquired, Related party

Forte Fixtures and Millworks acquired certain convertible notes from third parties that had matured on May 31, 2020. The convertible notes had an aggregate principal amount of $150,000 and only the accrued interest of $70,000 on a note with an aggregate principal amount of $350,000 and notes with an aggregate principal amount of CDN $207,000, the maturity date of these convertible notes was extended to September 28, 2020. The convertible notes together with interest thereon, amounting to $445,020 were repaid between August 23, 2020 and October 21, 2020.

As an incentive for extending the maturity date of the convertible debentures, Forte Fixtures was granted two year warrants exercisable for 134,508 shares of common stock at an exercise price of $3.75 per share and three year warrants exercisable for 33,627 shares of common stock at an exercise price of $5.00 per share. These warrants were exercised on December 30, 2020, for gross proceeds of $630,506.

Deferred Purchase consideration, Related Party

During the current period, the Company paid the remaining balance of €312,500 (approximately $385,121) to related parties in terms of the Virtual Generation promissory note.

The movement on deferred purchase consideration consists of the following:

Description	March 31, 2021	December 31, 2020
Principal Outstanding
Promissory notes due to related parties	$382,128	$1,279,340
Settled by the issuance of common shares	—	(482,978)
Repayment in cash	(385,121)	(471,554)
Foreign exchange movements	2,993	57,230
	—	382,128
Present value discount on future payments
Present value discount	(5,174)	(80,069)
Amortization	5,133	76,222
Foreign exchange movements	41	(1,327)
	—	(5,174)
Deferred purchase consideration, net	$—	$376,954

Related party (payables) receivables

Related party payables and receivables represent non-interest-bearing (payables) receivables that are due on demand.

The balances outstanding are as follows:

	March 31, 2021	December 31, 2020
Related Party payables
Luca Pasquini	$(558)	$(565)

Related Party Receivables
Luca Pasquini	$1,457	$1,519

Gold Street Capital

Gold Street Capital is wholly owned by Gilda Ciavarella, the spouse of Mr. Ciavarella.

Gold Street Capital acquired certain convertible notes that had matured on May 31, 2020, amounting to CDN $35,000 from third parties, the maturity date of these convertible notes was extended to September 28, 2020. The convertible notes together with interest thereon, amounting to CDN $44,062 (approximately $34,547) was outstanding at December 31, 2020. This amount was repaid during the current period end.

As an incentive for extending the maturity date of the convertible debentures, all debenture holders, including Gold Street Capital, were granted two-year warrants exercisable at an exercise price of $3.75 per share, and three-year warrants exercisable at an exercise price of $5.00 per share. Gold Street Capital was granted two year-warrants exercisable for 9,533 shares of common stock at $3.75 per share and three-year warrants exercisable for 2,383 shares of common stock at $5.00 per share.

Luca Pasquini

On January 31, 2019, the Company acquired VG for €4,000,000 (approximately $4,576,352), Mr. Pasquini was a 20% owner of VG and was due gross proceeds of €800,000 (approximately $915,270). The gross proceeds of €800,000 was to be settled by a payment in cash of €500,000 over a twelve month period and by the issuance of common stock valued at €300,000 over an eighteen month period. As of March 31, 2021, the Company has paid Mr. Pasquini the full cash amount cash of €500,000 (approximately $604,380) and issued 112,521 shares valued at €300,000 (approximately $334,791).

On January 22, 2021, the Company issued Mr. Pasquini 44,968 shares of common stock valued at $257,217, in settlement of accrued compensation due to him.

Amounts due to and from Luca Pasquini is for advances made to various subsidiaries for working capital purposes.

Michele Ciavarella

Mr. Ciavarella agreed to receive $140,000 of his 2021 fiscal year compensation as a restricted stock award, on January 22, 2021, the Company issued Mr. Ciavarella 24,476 shares of common stock valued at $140,000 on the date if issue.

On January 22, 2021, the Company issued Mr. Ciavarella 175,396 shares of common stock valued at $1,003,265, in settlement of accrued compensation due to him.

Gabriele Peroni

On January 31, 2019, the Company acquired Virtual Generation Limited for €4,000,000 (approximately $4,576,352), Mr. Peroni was a 20% owner of Virtual Generation and was due gross proceeds of €800,000 (approximately $915,270). The gross proceeds of €800,000 was to be settled by a payment in cash of €500,000 over a twelve month period and by the issuance of common stock valued at €300,000 over an eighteen month period. As of March 31, 2020, the Company has paid Mr. Peroni the full cash amount of €500,000 (approximately $604,380) and issued 112,521 shares valued at €300,000 (approximately $334,791).

On January 22, 2021, the Company issued Mr. Peroni 74,294 shares of common stock valued at $424,962, in settlement of accrued compensation due to him.

Alessandro Marcelli

On January 22, 2021, the Company issued Mr. Marcelli 34,002 shares of common stock valued at $194,491, in settlement of accrued compensation due to him.

Franco Salvagni

On January 22, 2021, the Company issued Mr. Salvagni 70,807 shares of common stock valued at $405,016, in settlement of accrued compensation due to him.

Beniamino Gianfelici

On January 22, 2021, the Company issued Mr. Gianfelici 63,278 shares of common stock valued at $361,950, in settlement of accrued compensation due to him.

Steven Shallcross

On January 22, 2021, the Company issued to Mr. Shallcross, a director of the Company, 5,245 shares of common stock valued at $30,000, in settlement of directors’ fees due to him.